STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 134,586,851
Employer	62,725,565
Rollovers	7,507,650
Total contributions	204,820,066
Investment income:
Net appreciation in fair value of investments	498,407,787
Interest and dividend income	4,543,615
Total investment income	502,951,402
Interest income on notes receivable from participants	32,076
Total additions	707,803,544
DEDUCTIONS
Benefits paid to participants	(289,221,172)
Administrative expenses	(4,532,955)
Total deductions	(293,754,127)
INCREASE IN NET ASSETS BEFORE PLAN TRANSFER	414,049,417
INCREASE IN NET ASSETS	414,049,417
NET ASSETS AVAILABLE FOR BENEFITS, Beginning of the year	3,127,608,443
NET ASSETS AVAILABLE FOR BENEFITS, End of the year	$ 3,541,657,860